Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000025035 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025035 | 28631
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025035 | 29346
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025035 | 19640
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025035 | 24094
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 18652
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025035 | 24892
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025035 | 24529
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025035 | 17130
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025035 | 28228
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025035 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025035 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025035 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025035 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025035 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025035 | Government
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000025038 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025038 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025038 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025038 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025038 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025038 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025038 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025038 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025038 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025038 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025038 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025038 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025038 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000025038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025038 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025038 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000025040 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025040 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025040 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025040 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025040 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025040 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025040 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025040 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025040 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025040 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025040 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025040 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025040 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025040 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025040 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025040 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025040 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000025040 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025040 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025040 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025040 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025040 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000125662 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000125662 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125662 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125662 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125662 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125662 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125662 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125662 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125662 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125662 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125662 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125662 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125662 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125662 | Gold
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000025041 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025041 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025041 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025041 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025041 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025041 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025041 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025041 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025041 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000025041 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025041 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025041 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025041 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025041 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000025041 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025041 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000025043 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025043 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025043 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025043 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025043 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025043 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025043 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025043 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025043 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000025043 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025043 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025043 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025043 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025043 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000025043 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025043 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	39.00%